Subsequent Events (Details) - USD ($) $ in Thousands	Feb. 12, 2021	Jan. 20, 2021	Feb. 26, 2021	Feb. 11, 2021	Feb. 04, 2021	Jan. 27, 2021	Dec. 31, 2020	Aug. 10, 2018
Subsequent events
Book value of investment							$ 75
New Credit Facilities
Subsequent events
Line of Credit Facility, Maximum Borrowing Capacity								$ 1,600,000
Subsequent event
Subsequent events
Sale leaseback arrangement amount					$ 135,000
Sale leaseback arrangement subject to customary closing conditions				$ 135,000
Partial payment received from Hanjin shipping		$ 3,900
Subsequent event | ZIM
Subsequent events
Ordinary shares owned						10,186,950
Shareholding interest			$ 203,100
Subsequent event | Senior unsecured notes
Subsequent events
Face amount of debt					$ 300,000
Interest rate (as a percent)					8.50%
Subsequent event | Senior secured credit
Subsequent events
Refinancing amount					$ 1,250,000
Subsequent event | New Credit Facilities | Senior secured credit
Subsequent events
Line of Credit Facility, Maximum Borrowing Capacity					$ 815,000
Credit facility subject to negotiation and entry into definitive documentation				$ 815,000
Subsequent event | Executive Officers and Independent Directors [Member]
Subsequent events
Number of shares granted	110,000
Shares reserved for future issuance	40,000
Vesting period	3 years